UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokio Marine Asset Management USA Ltd
Address: 60 East 42nd Street, Room 2300
         New York, NY  10166

13F File Number:  28-06097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Masaari Naito
Title:     Vice President
Phone:     212-476-8290

Signature, Place, and Date of Signing:

     /s/ Masaari Naito     New York, NY     November 15, 2010


Effective July 1, 2010, Tokio Marine Asset Management Co., Ltd. (13F File Number 28-14025) began to exercise sole investment discretion over the
Section 13(f) securities that were previously reported by Tokio Marine Asset Management USA Ltd ("TMA USA") in the Form 13F Holdings Reports for the period ending June 30, 2010 and prior periods. TMA USA does not exercise investment discretion over any Section 13(f) securities as of September 30, 2010.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     0


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE